STOCK-BASED COMPENSATION	9 Months Ended
Mar. 31, 2023
Equity [Abstract]
STOCK-BASED COMPENSATION

7.	STOCK-BASED COMPENSATION

Stock Options

The following table summarizes stock-based compensation expense for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Cost of Goods Sold	$9,556	$34,712	$25,410	$91,542
Research and Development	41,140	70,237	122,198	164,036
Selling, General and Administrative	399,318	126,166	622,182	466,059
Stock Based Compensation Expense	$450,014	$231,115	$769,790	$721,637

No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the nine months ended March 31, 2023:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2022	904,626	$4.00	7.08 years
Exercised	(3,000)	2.55	–
Granted	179,003	6.03	–
Cancelled	(21,999)	5.84	–
Outstanding at March 31, 2023	1,058,630	$4.31	6.79 years

Information related to the stock options outstanding as of March 31, 2023 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$1.44	20,000	3.00	$1.44	20,000	$1.44
$1.50	26,666	3.22	$1.50	26,666	$1.50
$1.65	5,000	5.01	$1.65	5,000	$1.65
$2.10	33,333	5.35	$2.10	33,333	$2.10
$2.19	208,996	3.92	$2.19	208,996	$2.19
$2.70	12,000	1.19	$2.70	12,000	$2.70
$3.75	15,000	6.97	$3.75	15,000	$3.75
$3.90	146,325	6.20	$3.90	146,325	$3.90
$4.20	23,332	7.64	$4.20	23,332	$4.20
$4.26	33,333	6.45	$4.26	33,333	$4.26
$4.35	1,666	7.94	$4.35	1,666	$4.35
$4.50	23,332	6.69	$4.50	23,332	$4.50
$5.04	179,997	8.18	$5.04	179,997	$5.04
$5.43	10,000	8.51	$5.43	10,000	$5.43
$5.61	10,000	9.12	$5.61	–	$–
$5.85	58,336	8.76	$5.85	2,780	$5.85
$5.93	4,000	9.78	$5.93	4,000	$5.93
$6.00	29,997	7.97	$6.00	10,000	$6.00
$6.26	90,000	9.75	$6.26	90,000	$6.26
$6.27	80,653	8.86	$6.27	26,884	$6.27
$6.78	46,664	8.64	$6.78	35,554	$6.78
1.44–6.78	1,058,630	6.79	$4.31	908,198	$4.02

The aggregate intrinsic value of the Company’s in-the-money outstanding and exercisable options as of March 31, 2023 was $2,623,768 and $2,515,877, respectively.